Related Party Transactions - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 18, 2014 Datang Healthcare Corporation Limited ("Datang") [Member] USD ($)	Dec. 18, 2014 Datang Healthcare Corporation Limited ("Datang") [Member] CNY	Dec. 03, 2014 Datang Healthcare Corporation Limited ("Datang") [Member] USD ($)	Dec. 03, 2014 Datang Healthcare Corporation Limited ("Datang") [Member] CNY	Dec. 18, 2014 Datang Healthcare Corporation Limited ("Datang") [Member]	Dec. 03, 2014 Datang Healthcare Corporation Limited ("Datang") [Member]
Schedule of Other Related Party Transactions [Line Items]
Percentage of equity interest sold	100.00%	100.00%					52.00%	52.00%
Total consideration of equity interest sold	$ 51,167	317,470	$ 64,134	397,923	$ 64,134	397,923